SEGMENTED INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total revenues as reported	$ 2,866	$ 2,364
Cost of sales	3,300	2,564
Depreciation and amortization	1,719	1,551
Share-based compensation	3,462	3,977
Other G&A expenses	6,111	5,383
Mine site maintenance	7,933	818
Foreign exchange (gain) loss	(20)	36
Gain on investments	(168)	3
Loss on embedded derivative asset	21,728	(5,489)
Write-down of inventories	2,773
Other (income) loss	115	411
Segment income loss before taxes	(44,087)	(6,890)
Total assets	171,667	145,353
Total liabilities	26,335	18,683
Reclamation Management [Member]
Disclosure of operating segments [line items]
Total revenues as reported	2,866	2,364
Cost of sales	3,300	2,564
Depreciation and amortization	0	0
Share-based compensation	0	0
Other G&A expenses	0	0
Mine site maintenance	0	0
Foreign exchange (gain) loss	0	0
Gain on investments	0	0
Loss on embedded derivative asset	0	0
Write-down of inventories	0
Other (income) loss	0	0
Segment income loss before taxes	(434)	(200)
Total assets	948	9,509
Total liabilities	219	2,898
Mining [Member]
Disclosure of operating segments [line items]
Total revenues as reported	0	0
Cost of sales	0	0
Depreciation and amortization	1,430	1,244
Share-based compensation	148	0
Other G&A expenses	103	69
Mine site maintenance	7,933	818
Foreign exchange (gain) loss	(6)	(5)
Gain on investments	0	1
Loss on embedded derivative asset	21,728	(5,489)
Write-down of inventories	2,773
Other (income) loss	152	78
Segment income loss before taxes	(34,261)	3,284
Total assets	138,421	125,878
Total liabilities	22,050	12,426
Corporate And Other [Member]
Disclosure of operating segments [line items]
Total revenues as reported	0	0
Cost of sales	0	0
Depreciation and amortization	289	307
Share-based compensation	3,314	3,977
Other G&A expenses	6,008	5,314
Mine site maintenance	0	0
Foreign exchange (gain) loss	(14)	41
Gain on investments	(168)	2
Loss on embedded derivative asset	0	0
Write-down of inventories	0
Other (income) loss	(37)	333
Segment income loss before taxes	(9,392)	(9,974)
Total assets	32,298	9,966
Total liabilities	4,066	3,359
Canada [Member]
Disclosure of operating segments [line items]
Total revenues as reported	2,866	2,364
Canada [Member] | Reclamation Management [Member]
Disclosure of operating segments [line items]
Total revenues as reported	2,866	2,364
Canada [Member] | Mining [Member]
Disclosure of operating segments [line items]
Total revenues as reported	0	0
Canada [Member] | Corporate And Other [Member]
Disclosure of operating segments [line items]
Total revenues as reported	$ 0	$ 0